Research and Development (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
Schedule of Research and Development
	Consolidated
	2025	2024	2023
	$	$	$

Salaries and benefits	4,241,477	1,464,498	1,399,542
Materials	37,149	109,624	115,779
Royalties to the OCS	(19,271)	18,315	6,554
Subcontractors	388,011	312,408	238,830
Depreciation	100,780	97,449	85,136
Other	148,884	125,115	90,961

	4,897,030	2,127,409	1,936,802